UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22031
RIVERSOURCE LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
RiverSource LaSalle International Real Estate Fund
(formerly Seligman LaSalle International Real Estate Fund)
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.3%)(c)

Issuer	Shares		Value(a)
Australia (20.9%)
Abacus Property Group	940,974		$365,177
Dexus Property Group	3,538,882		2,637,523
GPT Group	3,705,444		2,238,743
Stockland	1,342,920		4,832,633
Westfield Group	685,861		8,408,614

Total			18,482,690

Belgium (0.5%)
Cofinimmo	2,879		402,355

Bermuda (1.5%)
Hongkong Land Holdings	316,128		1,375,157

Canada (3.0%)
Canadian Real Estate Investment Trust	79,700		1,921,022
RioCan Real Estate Investment Trust	45,600		766,817

Total			2,687,839

Finland (0.7%)
Citycon	35,752	(d)	151,695
Sponda	101,407	(b)	402,078
Technopolis	17,169	(d)	90,181

Total			643,954

France (9.9%)
Klepierre	31,189	(d)	1,236,871
Mercialys	18,005		715,215
Unibail-Rodamco	33,135	(d)	6,881,703

Total			8,833,789

Germany (0.7%)
Deutsche Euroshop	18,478		647,491

Hong Kong (5.3%)
Great Eagle Holdings	40,000		98,787
Hysan Development	555,368		1,390,212
Link REIT	1,472,115		3,240,553

Total			4,729,552

Japan (12.9%)
Frontier Real Estate Investment	85		658,151
Japan Logistics Fund	137		1,114,206
Japan Real Estate Investment	300	(d)	2,453,236
Japan Retail Fund Investment	418	(d)	2,267,917
Mitsui Fudosan	98,000		1,658,463

Issuer	Shares		Value(a)
Nippon Building Fund	175		1,561,682
NTT Urban Development	1,918	(d)	1,760,750

Total			11,474,405

Netherlands (7.5%)
Corio	41,765		2,879,941
Eurocommercial Properties	28,979		1,147,320
VastNed Retail	7,717		496,679
Wereldhave	21,938		2,160,159

Total			6,684,099

Singapore (2.3%)
CapitaLand	214,000	(d)	565,283
CapitaMall Trust	1,128,066		1,481,889

Total			2,047,172

Sweden (1.8%)
Castellum	46,795	(d)	453,260
Hufvudstaden Cl A	139,911		1,124,305

Total			1,577,565

Switzerland (1.2%)
PSP Swiss Property	18,546	(b,d)	1,073,949

United Kingdom (10.9%)
British Land	295,955		2,247,372
Development Securities	8,187	(b)	43,936
Development Securities	34,906		188,813
Great Portland Estates	168,684		713,511
Hammerson	255,282		1,608,495
Helical Bar	31,087		186,337
Land Securities Group	271,083		2,707,417
Segro	187,551		1,101,411
Shaftesbury	150,995		862,121

Total			9,659,413

United States (18.2%)
Acadia Realty Trust	49,400		744,458
AMB Property	28,300		649,485
AvalonBay Communities	13,900	(d)	1,010,947
BioMed Realty Trust	94,000		1,297,200
Camden Property Trust	27,000		1,088,100
DCT Industrial Trust	128,000		654,080
Essex Property Trust	13,177	(d)	1,048,626
Federal Realty Investment Trust	22,597	(d)	1,386,778
Host Hotels & Resorts	77,784		915,518
Macerich	1,245	(d)	37,761
Mack-Cali Realty	37,000		1,196,210
Public Storage	10,130		762,181
Senior Housing Properties Trust	53,000	(d)	1,012,830
Simon Property Group	14,875	(d)	1,032,771
SL Green Realty	26,000	(d)	1,140,100
Taubman Centers	25,479	(d)	919,282
Ventas	32,792		1,262,492
Vornado Realty Trust	—		31

Total			16,158,850

Total Common Stocks (Cost: $88,383,380)			$86,478,280

Closed-End Funds (0.9%)(c)

Issuer	Shares		Value(a)
Luxembourg
ProLogis European Properties	121,996	(b)	$759,663

Total Closed-End Funds (Cost: $1,454,524)			$759,663

Money Market Fund (0.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	188,787	(e)	$188,787

Total Money Market Fund (Cost: $188,787)			$188,787

Investments of Cash Collateral Received for Securities on Loan (18.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	16,482,284	$16,482,284

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,482,284)		$16,482,284

Total Investments in Securities (Cost: $106,508,975)(f)		$103,909,014

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Sept. 30, 2009:

	Percentage of net
Industry	assets	Value
Real Estate Investment Trust (REITs)	84.6%	$75,267,583
Real Estate Management & Development	13.5	11,970,360
Other(1)	18.7	16,671,071

Total		$103,909,014

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $106,509,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,319,000
Unrealized depreciation	(8,919,000)

Net unrealized depreciation	$(2,600,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Real Estate Management & Development	$11,926,424	$43,936	$—	$11,970,360
All Other Industries (a)	74,507,920	—	—	74,507,920

Total Equity Securities	86,434,344	43,936	—	86,478,280

Other
Closed-End Funds	759,663	—	—	759,663
Affiliated Money Market Fund (b)	188,787	—	—	188,787
Investments of Cash Collateral Received for Securities on Loan	16,482,284	—	—	16,482,284

Total Other	17,430,734	—	—	17,430,734

Total	$103,865,078	$43,936	$—	$103,909,014

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource LaSalle International Real Estate Fund, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date November 25, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date November 25, 2009